COMMON SHARES	12 Months Ended
Feb. 28, 2025
COMMON SHARES
COMMON SHARES

14.         COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the Initial Public Offering in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances. Three American Depositary Shares represent one Class A common share.

During the years ended February 28, 2023, February 29, 2024 and February 28, 2025, 2,310,009,2,315,735 and 1,839,056 Class A common shares were issued in connection with vested shares, respectively.

During the years ended February 28, 2023, February 29, 2024 and February 28, 2025, 26,092, 133,385 and 26,027 Class A common shares were issued upon exercise of share options, respectively.

During the year ended February 29, 2024, 27,680 Class A common shares were issued as consideration for purchase of intangible assets.

On April 28, 2022, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to $803.7 million of its common shares through April 30, 2023 in accordance with applicable rules and regulations. During the year ended February 28, 2023, the Company repurchased 5,959,339 Class A common shares at an aggregate consideration of $66,368. The repurchased shares were cancelled during the year ended February 29, 2024.

On April 26, 2023, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to approximately $737.4 million of its common shares through April 30, 2024. During the year ended February 29, 2024, the Company repurchased 13,385,764 Class A common shares at an aggregate consideration of $233,557. The repurchased shares were cancelled during the year ended February 29, 2024.

On April 23, 2024, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to approximately $503.8 million of its common shares through April 30, 2025. During the year ended February 28, 2025, the Company repurchased 499,933 Class A common shares at an aggregate consideration of approximately $13,147.